Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies and Estimates [Abstract]
Basis of Presentation

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with the generally accepted accounting principles of the United States (“U.S. GAAP”) and with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for financial information.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements of the Company include the financial statements of the Company, its subsidiaries, VIE and VIE’s subsidiaries in which the Company is the primary beneficiary. The results of the subsidiaries are consolidated from the date on which the Company obtained control and continues to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. However, if the Company demonstrates its ability to control the VIE through power to govern the activities which most significantly impact VIE’s economic performance and is obligated to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, then the entity is consolidated. All intercompany transactions and balances among the Company, its subsidiaries, the VIE and its subsidiaries have been eliminated upon consolidation.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Critical Accounting Estimates

Critical Accounting Estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires the use of estimates and judgments that affect the reported amounts in the consolidated financial statements and accompanying notes. These estimates form the basis for judgments that management makes about the carrying values of assets and liabilities, which are not readily apparent from other sources. Management base their estimates and judgments on historical information and on various other assumptions that they believe are reasonable under the circumstances. U.S. GAAP requires management to make estimates and judgments in several areas, including, but not limited to, those related to revenue recognition, the assessment of the allowance for credit loss, and valuation allowance for deferred tax assets. These estimates are based on management’s knowledge about current events and expectations about actions that the Company may undertake in the future. Actual results could differ from those estimates.

Foreign Currency Translation and Comprehensive income

Foreign Currency Translation and Comprehensive income

The Company uses U.S. dollars (“US$”) as its reporting currency. The functional currency of the Company and its wholly-owned subsidiaries incorporated outside of PRC is US$, while the functional currency of the PRC entities, including the Company’s wholly-owned subsidiaries, VIE and VIE’s subsidiaries is Renminbi (“RMB”) as determined based on the criteria of ASC 830, Foreign Currency Matters.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured at the balance sheet date exchange rate. The resulting exchange differences are recorded in the consolidated statements of operations and comprehensive income (loss) as foreign exchange related gain or loss. The consolidated financial statements of the Company’s subsidiaries, VIE and VIE’s subsidiaries using functional currency other than US$ are translated from the functional currency to the reporting currency, US$. Assets and liabilities of the Company’s subsidiaries, VIE and VIE’s subsidiaries incorporated in PRC are translated into US$ at balance sheet date exchange rates, while income and expense items are translated at average exchange rates prevailing during the fiscal year, representing the index rates stipulated by U.S. Federal Reserve. Equity is translated at historical rates. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as accumulated other comprehensive income or loss on the consolidated balance sheets.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Years Ended December 31, 2023
Balance sheet date spot rates (as of December 31, 2025, 2024 and 2023):	$6.9931	$7.2993	$7.0999
Average rate (for the years ended December 31, 2025, 2024 and 2023):	$7.1875	$7.1957	$7.0809

Cash

Cash

Cash includes cash on hand and demand deposits placed with commercial banks. The VIE and its subsidiaries maintain most of the bank accounts in mainland China. Balances at financial institutions within the mainland China are covered by insurance up to RMB 500,000 (US$76,000) per bank. Any balance over RMB 500,000 per bank in PRC mainland China will not be covered. As of December 31, 2025 and 2024 cash balances held in the bank in PRC mainland China are $81,660 and $1,668,291, respectively of which, nil and $ 1,478,312 was not covered by such insurance, respectively. The Company has not experienced any losses in accounts held in PRC mainland China’s financial institutions and believes it is not exposed to any risks on its cash held in the PRC mainland China’s financial institutions.

Cash held in accounts at U.S. financial institutions is insured by the Federal Deposit Insurance Corporation or other programs subject to certain limitations up to $250,000 per depositor. As of December 31, 2025 and 2024, cash of $604,281 and nil was maintained at U.S. financial institutions, of which $226,515 and nil was not covered by such insurance. The Company did not experience any losses in such accounts and do not believe the cash is exposed to any significant risk.

Cash was maintained at financial institutions in Hong Kong, and was insured by the Hong Kong Deposit Protection Board up to a limit of HK $500,000 ($64,000). As of December 31, 2025 and 2024, the cash balance of nil and nil was maintained at financial institutions in Hong Kong. The Company, its subsidiaries and VIE have not experienced any losses in such accounts and do not believe the cash is exposed to any significant risk.

Cash was maintained at financial institutions in the British Virgin Islands and the Cayman Islands. Neither the British Virgin Islands nor the Cayman Islands has a formal deposit protection scheme. As of December 31, 2025 and 2024, the cash balance of nil and nil, respectively, was maintained at financial institutions in these jurisdictions. The Company and its subsidiaries have not experienced any losses in such accounts and do not believe that the cash is subject to significant credit risk.

Restricted cash

Restricted cash

Restricted cash is an amount of cash deposited with banks in conjunction with borrowings from banks. Restriction on the use of such cash and the interest earned thereon is imposed by the banks and remains effective throughout the terms of the bank borrowings and notes payable. Restricted cash is classified as non-current assets on the Company’s consolidated balance sheets, as all the balances are not expected to be released to cash within the next 12 months. As of December 31, 2025 and 2024, the Company had restricted cash of $1,430,000 and nil, respectively.

Expected Credit Losses

Expected Credit Losses

On January 1, 2023, the Company adopted ASU 2016-13 Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments(ASC 326). This standard replaced the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology. CECL requires an estimate of credit losses for the remaining estimated life of the financial asset using historical experience, current conditions, and reasonable and supportable forecasts and generally applies to financial assets measured at amortized cost, including loan receivables and held-to-maturity debt securities, and some off-balance sheet credit exposures such as unfunded commitments to extend credit. Financial assets measured at amortized cost will be presented at the net amount expected to be collected by using an allowance for credit losses. In addition, CECL made changes to the accounting for available-for-sale debt securities. One such change is to require credit losses to be presented as an allowance rather than as a write-down on available-for-sale debt securities if management does not intend to sell and does not believe that it is more likely than not they will be required to sell. There was no material transition adjustment upon adoption of CECL. The Company applies the CECL model to accounts receivable, loan receivables and other financial assets measured at amortized cost.

Loan receivables from third parties (see Note 7) are also within the scope of ASC 326. Management estimates expected credit losses on these balances using a methodology consistent with that applied to other financial assets, taking into account the borrower’s credit profile, contractual repayment terms, and current and forward-looking economic conditions.

Accounts Receivable, Net

Accounts Receivable, Net

Accounts receivable represent the amounts that the Company has an unconditional right to consideration, which are stated at the historical carrying amount net of credit loss allowance. The Company maintains credit loss allowance for estimated losses. The Company reviews the accounts receivable on a periodic basis and makes allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including historical losses, the age of the receivable balance, the customer’s historical payment patterns, its current credit-worthiness and financial condition, and current market conditions and economic trends. Accounts are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Prepayments, Net

Prepayments, Net

Prepayments primarily represent advance payments for services to be received or goods to be delivered. Such balances may be refundable or non-refundable depending on the underlying contractual terms. Prepayments for services are recognized as assets and amortized to expense over the period in which the related services are received. The Company evaluates such balances for impairment when there are indicators that the services may not be fully realized.

Other receivables and other current assets, Net

Other receivables and other current assets, Net

Other receivables and other current assets primarily include non-interest-bearing loans of the other business entities. Management regularly reviews the aging of receivables and changes in payment trends and records allowances when management believes collection of amounts due are at risk. Management reviews the composition of other receivables and analyzes historical bad debts, and current economic trends to evaluate the adequacy of the reserves. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made.

Deferred Initial Public Offering (“IPO”) costs

Deferred Initial Public Offering (“IPO”) costs

The Company complies with the requirement of the Accounting Standards Codification (“ASC”) 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A — “Expenses of Offering.” Deferred offering costs consist of underwriting, legal, consulting, and other expenses incurred through the balance sheet date that are directly related to the intended IPO. Deferred offering costs will be recorded as a reduction to additional paid-in capital upon the completion of the IPO. Should the IPO prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. Deferred offering costs amounted to $nil and $889,160  as of December 31, 2025 and 2024, respectively. The Company completed its IPO on March 24, 2025.

Property and Equipment

Property and Equipment

Property and equipment primarily consist of electronic equipment, which is at cost less accumulated depreciation. Depreciation expense is calculated on a straight-line basis over estimated useful lives of the assets of 3 years. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. The carrying value of property and equipment is reviewed for impairment whenever events or changes in circumstances indicate that it may not be recoverable. If the carrying amount of an asset group is greater than its estimated future undiscounted cash flows, the carrying value is written down to the estimated fair value. There was no impairment of property and equipment as of December 31, 2025 and 2024, respectively. Depreciation expenses for the years ended December 31, 2025, 2024 and 2023 was $407, $443 and $799, respectively.

Leases

Leases

Under ASC 842, “Leases,” a contract is or contains a lease when the Company has the right to control the use of an identified asset. The Company determines if an arrangement is a lease at inception of the contract, which is the date on which the terms of the contract are agreed to, and the agreement creates enforceable rights and obligations. The commencement date of the lease is the date that the lessor makes an underlying asset available for use by the Company.

The Company determines if the lease is an operating or finance lease at the lease commencement date based upon the terms of the lease and the nature of the asset. The lease term used to calculate the lease liability includes options to extend or terminate the lease when it is reasonably certain that the option will be exercised. The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases with a lease term of 12 months or less. Lease payments for short-term leases are recognized as expense on a straight-line basis over the lease term.

The lease liability is measured at the present value of future lease payments, discounted using the discount rate for the lease at the commencement date. As the Company is typically unable to determine the implicit rate, the Company uses an incremental borrowing rate based on the lease term and economic environment at commencement date. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The ROU assets include adjustments for prepayments and accrued lease payments. The right-of-use (“ROU”) asset is initially measured as the amount of lease liability, adjusted for any initial lease costs, prepaid lease payments, and reduced by any lease incentives.

ROU assets are reviewed for impairment when indicators of impairment are present. ROU assets from operating and finance leases are subject to the impairment guidance in ASC 360, “Property, Plant, and Equipment,” as ROU assets are long-lived nonfinancial assets.

ROU assets are tested for impairment individually or as part of an asset group if the cash flows related to the ROU assets are not independent from the cash flows of other assets and liabilities. An asset group is the unit of accounting for long-lived assets to be held and used, which represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities.. As of December 31, 2025 and 2024, the Company recognized no impairment of ROU assets. Upon termination or modification of a lease, the Company derecognizes the related lease liability and right-of-use asset and recognizes any resulting gain or loss in the consolidated statements of operations.

Share-based Compensation

Share-based Compensation

The Company accounts for share-based compensation awards to officers, directors, employees, and for acquiring goods and services from nonemployees in accordance with FASB ASC Topic 718, “Compensation – Stock Compensation”, which requires that share-based payment transactions be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the vesting period. The Company accounts for forfeitures when they occur.

Fair Value Measurement

Fair Value Measurement

The Company follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurement”, which defines fair value, establishes a framework for measuring fair value and enhances fair value measurement disclosure. Under these provisions, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The standard establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances when observable inputs are not available. The hierarchy is described below:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:	Observable prices that are based on inputs not quoted on active markets but corroborated by market data.

Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

Financial instruments included in current assets and current liabilities are reported at carrying value, which approximates fair value due to their short-term nature.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company did not record any impairment charge for the years ended December 31, 2025, 2024 and 2023.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers. The core principle of this new revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

●	Step 1: Identify the contract with the customer
●	Step 2: Identify the performance obligations in the contract
●	Step 3: Determine the transaction price
●	Step 4: Allocate the transaction price to the performance obligations in the contract
●	Step 5: Recognize revenue when the Company satisfies a performance obligation

The Company, through its PRC operating entities, contracts with the labor-demand side companies (employing companies) to facilitate the recruitment of blue-collar labor in PRC.  The Company considers that its revenues from contracts with customers are generated from recruitment facilitation services which include 1) entrusted recruitment service and 2) project outsourcing service, and other services which include research and development technical service.

Recruitment Facilitation

Recruitment Facilitation

The Company, through its PRC operating entities, contracts with domestic labor service companies to access blue-collar labor. The recruitment facilitation service is to connect the employing companies with the available blue-collar labor from either the Company or the third-party labor service providers. The recruitment facilitation provides the customers with a variety of means of human resource solutions, which includes direct employment (job matching or entrusted recruitment), outsourcing or labor dispatching. In the recruitment facilitation contract, the Company is contractually obliged to facilitate human resource recruitment and ensure that blue-collar labor works for the employing companies for a designated period of times. The Company is also contractually obliged to help recruit replaced blue-collar labor if there is a vacancy caused by the resignation of the blue-collar labor that the Company initially introduced. Under entrusted recruitment, project outsourcing and labor dispatching model, if the blue-collar labor has no working experience in the industry of the employing companies, the Company provides short term occupational training to the blue-collar labor prior to their admittance by the employing companies.

The Company concludes its recruitment facilitation services meet all five criteria under Step 1: identify the contract with customers in accordance with ASC 606. The Company evaluates the contract with the employing companies to identify performance obligations. A performance obligation is a promise to transfer to the customer either 1) a good or service (or a bundle of goods or services) that is distinct; or 2) a series of distinct goods or services that are substantially the same and that have the same pattern of transfer to the customer. The Company considers its promises to the customers include the recruitment activities that replenish the headcounts in the event of resignation.

The Company considers the promises to the customers include the identification on the target blue-collar labor, optional training if the blue-collar labor has no relevant working experiences, on-site monitor and management of the workers, and the commitment to replenish the labors in the event of resignation. The Company considers the service promise in the contract is capable of being distinct because customers can benefit from the service promise on their own or together with other readily available resources. However, separate delivery of recruitment, optional vocation training and replenishment cannot achieve employing companies’ the intended function and thus the Company considers different promises in recruitment facilitation as a single performance obligation.

●	Entrusted recruitment service

Under the entrusted recruitment service model, the employing companies and labor service companies are both confidential to each other. The employing companies directly submit recruitment requests to the Company for their recruitment needs, which typically include the number of blue-collar workers needed, work hours, the preferred and required skill sets and, etc. (the “Overall Work Arrangement”).

Once the service payout rate is negotiated and agreed among the Company and the employing companies, the employing companies will issue the Overall Work Arrangement (or service contract) including the payout rate and labor recruitment request specification. Pursuant to the contracts, the Company’s promises to the customers include the identification on target blue-collar labor, preliminary screening and interview of the candidates before providing them to the employing company, optional training if the blue-collar labor has no relevant working experiences, continuance monitoring of labor performance during the job term, and the commitment to replenish the labor in the event of resignation during the contract service period (usually no more than six months). The Company considers the different service promise in the contract is capable of being distinct because the customer can benefit from the service promise on its own or together with other readily available resources. However, separate delivery of recruitment, optional vocation training, continuance monitoring of labor performance or replenishment cannot achieve employing companies’ intended request, all of which are the input or part of the combined performance obligation to be provided to the customers. The Company considers different promises in recruitment facilitation as a single performance obligation for each assigned labor recruitment. Within each frame contract with the employing company, the Company provides a bundle of services that are substantially the same and that have the same pattern of transfer to the customer.

The Company engages third-party labor service companies while providing the entrusted recruitment services. The Company enters contracts with the third-party labor service companies to organize blue-collar worker candidates. The labor service companies provide information about the workers and register basic personal information of the workers for the Company. The third-party labor service companies will provide the required number of workers to the Company, and the Company will further communicate the specific employment request of the employing company with the blue-collar labor, perform preliminary screening and interview of the candidates, and then provide the employing companies with the labor candidates who are considered appropriate in terms of the skill set as requested. In many cases, the Company organizes on-site interviews for Employing Company to assist them in making the final employment decision.

The third-party labor service companies confirm and settle the service fee with the Company based on the number of labor hours or workers provided to the Company that is considered satisfactory to the employing companies. The Company has the obligation to pay such service fee to the third-party labor service companies regardless of whether the Company has received the consideration from the employing companies. If the labor candidates provided by such third-party labor companies were not selected by any of the customers, the Company has full right to keep or reject the workers provided by the third-party labor service companies and does not have any obligation to pay the third-party labor companies for the non-selected labor candidates. During the execution of the contract between the Company and the employing companies, the Company regularly communicated with the employing company to resolve issues and collect feedback on the performance of the blue-collar workers. The Company is responsible for briefing the workers for the employing companies’ culture, rules and regulations, worker’s job responsibilities, code of conduct, and provides short term vocation training if needed, and this is not the obligation of the third-party labor companies. When there is a vacancy caused by resignation, the Company needs to find a replacement and will be responsible for the relevant cost incurred. The Company considers itself as principal of the services as it has control of the specified services at any time before it is transferred to the customers which is evidenced by (i) the Company is primarily responsible for fulfilling the promises and transferring services to the customer and assumes fulfilment risk (i.e., risk that the performance obligation will not be satisfied); (ii) having latitude in select third-party labor service companies and establish pricing, and bears the risk for services that are not fully paid for by customers. Therefore, the Company acts as the principal of these services and reports revenue earned and costs incurred related to these transactions on a gross basis.

For entrusted recruitment services, there are two main types of price rate charging to the employing companies: (i) fixed monthly standard fee per worker, and (ii) fixed hourly rate per worker. There are no potential discounts, concessions, rights of return or performance bonuses. The Company satisfies the performance obligation based on days passed over time during the contract service period (usually no more than six months); the customer simultaneously receives and consumes the benefits as their labor needs are satisfied through the Company’s performance during the service term. At the end of each month during the service period, the Company confirms with customers on the total number of workers as well as the total hours if it’s charged at hourly rate. Where collectability is reasonably assured, the Company bills its customers on monthly basis for the service that was provided and recognize revenue accordingly based on the monthly statement agreed with customers as services are delivered in accordance with the contracts.

●	Project outsourcing service

Under project outsourcing service model, the Company provide services to the customers in order to fulfil their outsourced labor assignments, such as daily express delivery assignment for China Post. The primary focus of this service is to complete and address the quantity and quality needs of the customers. Once the contract for project outsourcing is finalized, the Company coordinates with labor service companies for the blue-collar workers for the assignments. The Company assumes liabilities, obligations and performance standards of the outsourced assignments, which include the criteria on quality and quantity set up by the customers. The Company confirms the service fee based on the work quantity and performance of the specific day with the customers on daily basis. The Company receives the service fee from the customer based on the accumulated assignment accomplished of the month. The Company considers that the customers simultaneously receive and consume the benefit as well as the completion of daily outsourcing assignments. Revenue from project outsourcing services is recognized over time as the services are performed.

The Company considers it as the principal in the transaction and records the revenue on a gross basis.

●	Other Services

The revenue generated from other services mainly represents research and development technical service.

The Company provides customized software development services, including system design, development, testing and deployment based on customers’ specific requirements. The Company’s promises include coordinating and facilitating the delivery of integrated software solutions to the customers. The Company considers these services as a single performance obligation as the individual activities are highly interrelated and collectively deliver the intended functionality of the software. Revenue is recognized at a point in time when control of the services is transferred to the customer, typically upon completion and acceptance, as the customer does not simultaneously receive and consume the benefits of the Company’s performance. The Company has evaluated its role in these arrangements and concluded that it acts as a principal, as it controls the underlying services before they are transferred to the customer, including primary responsibility for fulfilling the promise to deliver the integrated solution. Revenue from such services was non-recurring for the year ended December 31, 2025, as it arose from one-time contracts with a limited number of customers. The Company does not expect similar revenue to recur on a regular basis in future periods.

Disaggregation of Revenue

Disaggregation of Revenue

For the years ended December 31, 2025, 2024 and 2023, all of the Company’s revenue was generated in the PRC and contributed by the VIE and VIE’s subsidiaries. The Company disaggregate revenue into four revenue streams, consisting of entrust recruitment service, project outsourcing service, research and development technical services and others as the following table:

	For the Years Ended December 31,
	2025	2024	2023
Category of Revenue
Entrusted recruitment service	$1,102,925	$42,174	$1,487,188
Project outsourcing service	13,968,707	12,763,987	10,086,496
Research and development technical services	1,350,320	—	—
Other	55,089	3,050	1,193
Total revenues	$16,477,041	$12,809,211	$11,574,877

The Company disaggregates revenue by transferal of services as the following table:

	For the Years Ended December 31,
	2025	2024	2023
Timing of Revenue Recognition
Services transferred over time	$15,071,632	$12,809,211	$11,574,877
Services transferred at a point in time	1,405,409	—	—
Total revenues	$16,477,041	$12,809,211	$11,574,877

Cost of Revenues

Cost of Revenues

Cost of revenues primarily consists of the referral or service fee paid to labor-provider companies, outsourcing fees paid to labor-provider companies, and salaries paid to temporary employees for labor dispatching service.

Selling Expenses

Selling Expenses

Selling expenses consisted mainly of salesperson’s salary and commission expenses, advertising and promotion expenses, travel and transportation expenses of salespeople, and business hospitality expenses.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses mainly consisted of employee salaries, consulting and professional service expenses, share-base compensation expense, office rent and management expenses, and office utilities and other office expenses.

Research and Development Expenses

Research and Development Expenses

Research and development expenses consist primarily of employee salaries and benefits for research and development personnel, allocated overhead and outsourced development expenses. During the years ended December 31, 2025, 2024 and 2023, no costs for research and development were qualified for capitalization; the Company expensed all research and development expenses as incurred.

Value Added Taxes (“VAT”)

Value Added Taxes (“VAT”)

The Company’s PRC subsidiary, VIE and its subsidiaries are subject to value added tax (“VAT”) and related surcharges based on gross sales or service price depending on the type of services provided in the PRC (“output VAT”), and the VAT may be offset by VAT paid by the Company on service purchases (“input VAT”). The applicable rate of output VAT or input VAT for the Company ranges from 1% to 9%. Gross sales or service price charged to customers is subject to output VAT and subsequently paid to PRC tax authorities after netting input VAT on purchases incurred during the period. The Company’s revenues are presented net of VAT collected on behalf of PRC tax authorities and its related surcharges; the VAT is not included in the consolidated statements of comprehensive income. All of the VAT returns filed by the Company’s PRC operating entities have been and remain subject to examination by the tax authorities for five years from the date of this report.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset/liability method prescribed by ASC 740, “Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Company recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Company initially and subsequently measures the tax benefit as the largest amount that the Company judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Company’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Company’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. As of December 31, 2025 and 2024, the Company had no significant uncertain tax positions that qualify for either recognition or disclosure in the financial statements. The Company recognizes interest and penalties related to significant uncertain income tax positions in other expenses if any. There were no such interest and penalties as of December 31, 2025 and 2024.

Non-controlling Interests

Non-controlling Interests

The Company follows FASB ASC Topic 810, “Consolidation,” governing the accounting for and reporting of non-controlling interests (“NCIs”) in partially owned consolidated subsidiaries and the loss of control of subsidiaries. Certain provisions of this standard indicate, among other things, that NCI (previously referred to as minority interests) be treated as a separate component of equity, not as a liability, that increases and decreases in the parent’s ownership interest that leave control intact be treated as equity transactions rather than as step acquisitions or dilution gains or losses, and that losses of a partially-owned consolidated subsidiary be allocated to non-controlling interests even when such allocation might result in a deficit balance.

The net income attributed to NCI was separately designated in the accompanying statements of operations and comprehensive income. Losses attributable to NCI in a subsidiary may exceed an NCI in the subsidiary’s equity. The excess attributable to NCI is attributed to those interests. NCIs shall continue to be attributed their share of losses even if that attribution results in a deficit NCIs balance.

As of December 31, 2025 and 2024, the Company had NCIs of $113,382 and $49,795, which represents the 5% equity ownership of the VIE and its subsidiaries.

Net loss per Share

Net loss per Share

Basic loss per ordinary share is computed by dividing the net loss attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted loss per share is computed by dividing net loss attributable to ordinary shareholders by the sum of the weighted average number of ordinary share outstanding and of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that has an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted loss per share. For the years ended December 31, 2025, 2024 and 2023, the Company had no dilutive stocks.

Related Parties and Transactions

Related Parties and Transactions

The Company identifies related parties, and accounts for, discloses related party transactions in accordance with ASC 850, “Related Party Disclosures” and other relevant ASC standards. Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions in Note 10.

Segment Reporting

Segment Reporting

FASB ASC Topic 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the method a company’s management organizes segments within the Company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manners in which management disaggregates a company. Management determining the Company’s current operations constitutes a single reportable segment in accordance with ASC 280.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments were designed to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The purpose of the amendments is to enable investors to better understand an entity’s overall performance and assess potential future cash flows. The ASU applies to all public entities that are required to report segment information in accordance with ASC 280. The Company adopted this standard for the year ended December 31, 2024.

The Company operates as a single reportable segment. The revenue from research and development technical services was a one-time service. The chief operating decision maker reviews financial performance and allocates resources on a consolidated basis, using a single measure of operating profit and a total expense amount. No disaggregated expense categories are regularly reviewed by the CODM. As such, the Company has not identified any segment expense categories that meet the criteria for disclosure under ASC 280, as amended by ASU 2023-07.

Significant Risks and Uncertainties

Significant Risks and Uncertainties

Currency Convertibility Risk

Substantially all of the Company’s operating activities are settled in RMB, which is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other Company foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

Concentrations and Credit Risk

Concentrations and Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivable.

The Company maintains certain bank accounts in the PRC. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in the PRC are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. Such Deposit Insurance Regulation would not be effective in providing complete protection for the Company’s accounts, as its aggregate deposits are much higher than the compensation limit, which is RMB 500,000 for one bank. Cash held in accounts at U.S. financial institutions is insured by the Federal Deposit Insurance Corporation or other programs subject to certain limitations up to $250,000 per depositor. Other than such deposit insurance mechanism, the Company’s bank accounts are not insured by Federal Deposit Insurance Corporation insurance or other insurance. However, the Company believes that the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in the PRC and the Company believes that those Chinese banks that hold the Company’s cash are financially sound based on public available information.

Accounts receivable are typically unsecured and derived from services rendered to customers that are located in the PRC, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of customers’ creditworthiness and its ongoing monitoring of outstanding balances. The Company has a concentration of its receivables with specific customers.

Revenues or purchases are individually represented greater than 10% of the total revenues or the total purchases of the Company for the years ended December 31, 2025, 2024 and 2023 as following:

During the years ended December 31, 2025, the Company had five major customers, who accounted for 18%, 14%, 13%, 11% and 11% of the Company’s total revenue, respectively. As of December 31, 2025, the Company had balance due from five customers accounted for 15%, 11%, nil%, 30% and 10% of the Company’s total accounts receivable, respectively.

During the year ended December 31, 2024, the Company had four major customers, who accounted for 34%, 24%, 20% and 12% of the Company’s total revenue, respectively. As of December 31, 2024, the balance due from four customers accounted for 32%, 17%, 13% and 9% of the Company’s total accounts receivable,

During the year ended December 31, 2023, the Company had four major customers, who accounted for 44%, 17%, 11% and 10% of the Company’s total revenue, respectively. As of December 31, 2023, the balance due from four customers accounted for 50%, 12%, 11% and 6% of the Company’s total accounts receivable, respectively.

During the year ended December 31, 2025, the Company had four major service providers, who accounted for 16%, 15%, 10% and 10% of the Company’s total purchase of service, respectively. As of December 31, 2025, the Company had five service providers which accounted for 20%, 15%, 13%, 11% and 11% of the Company’s accounts payable, respectively.

During the year ended December 31, 2024, the Company had three major service providers, who accounted for 25%, 14% and 13% of the Company’s total purchase of service, respectively. As of December 31, 2024, three service providers accounted for 21%, 35% and 0% of the Company’s accounts payable, respectively.

During the year ended December 31, 2023, the Company had three major service providers, who accounted for 49%, 25% and 13% of the Company’s total purchase of service, respectively. As of December 31, 2023, three service providers accounted for 70%, 13% and 6% of the Company’s accounts payable, respectively.

Interest Rate Risk

Interest Rate Risk

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate risk on cash deposit and floating rate borrowings, and the risks due to changes in interest rates is not material. The Company has not used any derivative financial instruments to manage the Company’s interest risk exposure.

Commitments and Contingencies

Commitments and Contingencies

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, the estimated liability would be accrued in the Company’s consolidated financial statements.

If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed. As of December 31, 2025 and 2024, the Company has no such contingencies.

Statement of Cash Flows

Statement of Cash Flows

In accordance with FASB ASC Topic 230, “Statement of Cash Flows,” cash flows from the Company’s operations are calculated based upon the local currencies. As a result, amounts shown on the statement of cash flows may not necessarily agree with changes in the corresponding asset and liability on the balance sheet.